Investments (Schedule of Investments) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Investments [Line Items]
Cost investments	[1]	¥ 703,566		¥ 477,733
Equity investments	[2]	309,241		252,272
Available-for-sale securities	[3]	140,212		188,597
Total		¥ 1,153,019	$ 177,216	¥ 918,602

[1]	In 2016 and 2017, the Group acquired minority stake of a number of privately-held entities with total consideration of RMB90,234 and RMB301,848 respectively. The investments are not investment in common stock or in-substance common stock and therefore have been precluded from applying the equity method of accounting. They have been accounted for as investments under cost method, since all of these equity securities do not have a readily determinable fair value.
[2]	In 2016 and 2017, the Group acquired minority stake of a number of privately-held entities with total consideration of RMB107,010 and RMB 21,740 respectively. Investments have been accounted for under the equity method where the Group has significant influence in these investments and the investments are considered as in substance ordinary shares.
[3]	In 2016, one of the Group's investees became listed on NASDAQ Global Market. As the investment has readily determinable fair value upon listing, the Group reclassified this investment as an available-for-sale security upon its listing and recorded the investment at fair value with unrealized holding gain or loss recognized in other comprehensive income under ASC 320.